Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Claim	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Number of putative and certified class action proceedings	5
Class action lawsuits, pending	1
Open capital commitments	$ 17,957	$ 949
Investments in limited partnership	12,043	9,051
Operating lease expenses	2,828	2,760	2,569
Accumulated Depreciation	122,319	110,880
Total expense under the agreement	1,537,224	978,316	859,823
Commercial Mortgage Backed Securities
Commitments and Contingencies [Line Items]
Capital commitments due within a year	157,050	364,400
Service Agreements
Commitments and Contingencies [Line Items]
Service fee	0.10%
Additional service fee	0.15%
Agreement termination notice period	90 days
Termination period on which service fee continues to be paid	10 years
Total commitment in the event of termination	57,958
Total expense under the agreement	7,734	5,980	5,095
Service Agreements | Yearly
Commitments and Contingencies [Line Items]
Total commitment in the event of termination	5,796
Furniture and Fixtures
Commitments and Contingencies [Line Items]
Cost of furniture and equipment	2,976	2,976
Accumulated Depreciation	2,357	1,613
Depreciation	744	745	868
Capital leases, future minimum payments due, next twelve months	783
Private placement
Commitments and Contingencies [Line Items]
Capital commitments due within a year	$ 188,000	$ 84,000